LIABILITY UNDER PUT OPTION AGREEMENT (Details) ₽ in Millions, € in Millions	1 Months Ended
	Sep. 30, 2007	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2010 EUR (€)
ICH
Liability under put option agreement
Stake acquired	80.00%
Liabilities under put option agreements
Liability under put option agreement
Liabilities | ₽		₽ 2,012	₽ 2,243
Call and put option agreement | ICH
Liability under put option agreement
Remaining stake to be acquired	20.00%
Price cap on option to purchase remaining stake | €				€ 200
MTS Armenia | ICH
Liability under put option agreement
Stake acquired	100.00%